COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	NOTE 3 – COMMITMENTS AND CONTINGENCIES The Company did not have any contractual commitments as of September 30, 2025, and December 31, 2024.	NOTE 3 – COMMITMENTS AND CONTINGENCIES The Company did not have any contractual commitments as of December 31, 2024, and December 31, 2023.